Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Aggregate purchase price and allocation of purchase price in other acquisitions
We acquired various waste businesses during the years ended December 31, 2015 and 2014.  The purchase price paid for these acquisitions and the allocations of the purchase price follow:

	2015	2014
Purchase price:
Cash used in acquisitions, net of cash acquired	$572.7	$195.7
Contingent consideration	70.6	—
Holdbacks	5.1	25.4
Fair value, future guaranteed payments	—	6.8
Fair value, future minimum lease payments	1.5	25.2
Total	$649.9	$253.1
Allocated as follows:
Accounts receivable	39.2	8.5
Restricted cash	—	16.8
Landfill airspace	173.1	26.6
Property and equipment	158.4	76.1
Other assets	1.8	5.6
Accounts payable	(7.1)	—
Future service obligations	—	(11.0)
Environmental remediation liabilities	(5.3)	—
Closure and post-closure liabilities	(27.0)	(3.2)
Other liabilities	(10.3)	(21.8)
Fair value of tangible assets acquired and liabilities assumed	322.8	97.6
Excess purchase price to be allocated	$327.1	$155.5
Excess purchase price to be allocated as follows:
Other intangible assets	$14.8	$46.8
Goodwill	312.3	108.7
Total allocated	$327.1	$155.5